Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities - Cash flow (Details) - GBP (£) £ in Millions	5 Months Ended	12 Months Ended
	May 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from continuing and discontinued operations [abstract]
Net cash from operating activities		£ 8,504	£ 60,711	£ 11,286
Net cash from investing activities		677	3,502	36,707
Net cash from financing activities		(6,787)	961	(1,317)
Effect of exchange rates on cash and cash equivalents		4,160	(4,773)	10,473
Net increase in cash and cash equivalents		6,554	60,502	57,554
Discontinued operations [member]
Cash flows from continuing and discontinued operations [abstract]
Net increase in cash and cash equivalents		0	£ 101	405
Barclay's Africa Banking Group Limited [member]
Cash flows from continuing and discontinued operations [abstract]
Net cash from operating activities	£ 540	0		1,164
Net cash from investing activities	(245)	0		(691)
Net cash from financing activities	(165)	0		(105)
Effect of exchange rates on cash and cash equivalents	(29)	0		37
Net increase in cash and cash equivalents	£ 101	£ 0		£ 405